Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Financial Risk Management Objectives and Policies
52	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, interest rate risk, fuel price risk and equity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to manage risk exposures whenever management considers necessary.

Risk management is carried out by a central treasury department (the “Group Treasury”) under policies approved by the Board. The Group Treasury identifies, evaluates and hedges financial risks in close cooperation with the Group’s operating units. The overall risk management strategies, as well as written policies covering specific areas, such as foreign currency risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments were approved by the Board.

Foreign currency risk

The Group operates its business in many countries and territories. The Group generates its revenue in different currencies, and the amount of its foreign currency liabilities at the end of the period is much higher than that of its foreign currency assets. The Group’s major liability item (mainly resulting from purchases of aircraft) is mainly priced and settled in foreign currencies, primarily USD. The Group is exposed to currency risks from fluctuations in various foreign currency exchange rates against RMB.

The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

In addition, fluctuations in foreign currency exchange rates will affect the Group’s future costs for purchases of aircraft, flight equipment and aviation fuel, and take-off and landing charges in foreign airports.

The Group entered into certain forward currency contracts to manage part of these foreign currency risks. As at December 31, 2018, the forward currency contracts at notional value were RMB4,495 million. Details of the forward currency contracts are disclosed in note 25 to the financial statements.

The following tables detail the Group’s exposure to major currency risk at the reporting dates:

	2018
	USD RMB million	EUR RMB million	SGD RMB million	KRW RMB million
Trade receivables	75	55	5	25
Cash and cash equivalents	124	47	10	—
Other receivables	—	2	1	131
Other non-current assets	190	—	—	—
Trade and other payables	(144)	(2)	(5)	—
Obligations under finance leases	(25,376)	—	(514)	—
Borrowings	(3,139)	(3,566)	(2,503)	(1,066)

	2017
	USD RMB million	EUR RMB million	SGD RMB million	KRW RMB million
Trade receivables	31	3	16	16
Cash and cash equivalents	961	74	28	—
Other receivables	1,065	—	1	131
Other non-current assets	206	—	—	—
Trade and other payables	(111)	—	(6)	—
Obligations under finance leases	(29,254)	—	(627)	—
Borrowings	(7,555)	(4,921)	(2,435)	(1,058)

The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting dates:

	2018				2017
	Effect on profit or loss RMB million		Effect on other comprehensive income RMB million		Effect on profit or loss RMB million		Effect on other comprehensive income RMB million
If RMB (weakens)/strengthens against USD	(178	)/178	34/	(34)	(260	)/260	41/	(41)
If RMB (weakens)/strengthens against EUR	(26	)/26	—		(36	)/36	—
If RMB (weakens)/strengthens against SGD	(23	)/23	—		(23	)/23	—
If RMB (weakens)/strengthens against KRW	(7	)/7	—		(7	)/7	—

Interest rate risk

The Group’s interest rate risk primarily arises from borrowings and obligations under finance leases. Borrowings issued at variable rates expose the Group to cash flow interest rate risk. Borrowings and finance leases issued at fixed rates expose the Group to fair value interest rate risk. The Group determines the proportion of borrowings and finance leases issued at variable rates and fixed rates based on the market environment.

The Group’s finance department has been monitoring the level of interest rates. The increase in the interest rates will increase the interest costs of borrowings and finance leases issued at variable rates, which will further impact the performance of the Group. To hedge against the variability in the cash flows arising from a change in market interest rates, the Group has entered into certain interest rate swaps to swap variable rates into fixed rates. The interest rates and terms of repayment of borrowings made to the Group and interest rate swaps are disclosed in notes 25 and 39 to the financial statements.

The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting dates:

	2018 RMB million	2017 RMB million
Floating rate instruments
Cash and cash equivalents	646	4,605
Restricted bank deposits and short-term bank deposits	16	51
Borrowings	(9,705)	(13,272)
Obligations under finance leases	(50,761)	(45,314)
Interest rate swaps at notional amount	7,566	9,280

	2018 RMB million	2017 RMB million
Fixed rate instruments
Borrowings	(45,477)	(50,529)
Obligations under finance leases	(26,666)	(21,554)

The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2018		2017
	Effect on profit or loss RMB million	Effect on other comprehensive income RMB million	Effect on profit or loss RMB million	Effect on other comprehensive income RMB million
Floating rate instruments	(112)	14	(142)	17

Fuel price risk

The Group’s results of operations may be significantly affected by fluctuations in fuel prices which is a major expense component for the Group. Aircraft fuel accounted for approximately 33% of the Group’s operating expenses (2017:25%).

For the year ended December 31, 2018, if fuel price had been 5% higher/lower with all other variables held constant, the Group’s fuel cost would have been RMB1,684 million higher/lower (2017: RMB1,257million higher/lower).

As at December 31, 2018 and 2017, the Group had no crude oil option contracts.

Credit risk

The Group’s credit risk is primarily attributable to cash and cash equivalents, deposits and derivative financial instruments with banks and financial institutions, as well as credit exposures to sales agents.

A significant portion of the Group’s air tickets is sold by sales agents participating in the Billing and Settlements Plan (“BSP”), a clearing system between airlines and sales agents organized by the International Air Transportation Association. The balance due from BSP agents amounted to approximately RMB637 million as at December 31, 2018 (2017: approximately RMB717 million). The credit risk exposure to BSP agents and the remaining trade and notes receivables are maintained by the Group on an on-going basis and the allowance for impairment of doubtful debts is within management’s expectations.

The Group’s cash management policy is to deposit cash and cash equivalents mainly in state-owned banks and other reputable banks and financial institutions. The Group also deposits cash and cash equivalents in an associate financial institution owned by its holding company (note 49(c)(iii)). Management does not expect any loss to arise from non-performance by these banks and the financial institution.

Transactions in relation to derivative financial instruments are only carried out with reputable banks and financial institutions. The Group has policies that limit the amount of credit exposure to any bank and financial institution. Management does not expect any losses from non-performance by these banks and financial institutions.

Liquidity risk

The Group’s primary cash requirements are for day-to-day operations, additions of and upgrades to aircraft, engines and flight equipment and repayments of related borrowings. The Group finances its working capital requirements through a combination of funds generated from operations and borrowings including bank loans, debentures and bonds (both short-term and long-term). The Group generally finances the acquisition of aircraft through long-term finance leases or bank loans.

The table below analyzes the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2018
Borrowings	30,813	8,074	15,500	4,431	58,818
Derivative financial instruments	29	—	—	—	29
Obligations under finance leases	11,974	12,014	30,018	36,974	90,980
Trade, bills and other payables	19,747	—	—	—	19,747

Total	62,563	20,088	45,518	41,405	169,574

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2017
Borrowings	41,060	7,325	10,161	10,014	68,560
Derivative financial instruments	324	—	1	—	325
Obligations under finance leases	11,651	10,408	27,895	30,196	80,150
Trade, bills and other payables	16,148	—	—	—	16,148

Total	69,183	17,733	38,057	40,210	165,183

Equity price risk

The Group is exposed to equity price risk arising from individual equity investments included in financial asset at fair value through profit or loss (note 30) and equity investments designated at fair value through other comprehensive income/ available-for-sale investments (note 24) as at December 31, 2018. The Group’s listed investments are listed on the Hong Kong and Shanghai stock exchanges and are valued at quoted market prices at the end of the reporting period.

The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31	High/Low	December 31	High/Low
	2018	2018	2017	2017
Hong Kong – Hang Seng Index	25,846	33,154/24,586	29,919	30,003/22,134
Shanghai – A Share Index	2,611	3,728/2,600	3,463	3,611/3,197

The following table demonstrates the sensitivity to every 10% change in the fair values of the equity investments, with all other variables held constant, based on their carrying amounts at the end of the reporting period. For the purpose of this analysis, for the equity investments at fair value through other comprehensive income, the impact is deemed to be on the fair value reserve as at December 31, 2018.

				Increase/(decrease)
	Carrying amount	Increase/(decrease)		in comprehensive
	of equity investment	in profit or loss		income
	RMB million	RMB million		RMB million
2018
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	510	—		38/	(38)
Shanghai – Financial asset at fair value through profit or loss	96	7/	(7)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	737	—		55/	(55)
2017
Investments listed in:
Hong Kong – Available-for-sale	569	—		43/	(43)
Shanghai – Available-for-sale	123	—		9/	(9)

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018 and December 31, 2017.

The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios at December 31, 2018 and 2017 were as follows:

	2018	2017
	RMB million	RMB million
Total liabilities	177,416	170,949
Total assets	239,017	229,727
Debt ratio	0.74	0.74